SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
PP&E assets (including mineral properties	$ 125,365	$ 53,801
E&E assets	15,699	52,890
Total mining assets	141,064	106,691
Total assets	279,032	148,711
Total liabilities	44,801	23,312
Mexico | Avino
Statement [Line Items]
PP&E assets (including mineral properties	59,892	52,346
E&E assets	15,699	15,992
Total mining assets	75,591	68,337
Total assets	116,941	92,907
Total liabilities	28,390	20,569
Mexico | La Preciosa
Statement [Line Items]
PP&E assets (including mineral properties	65,154	1,053
E&E assets	0	36,898
Total mining assets	65,154	37,951
Total assets	73,626	38,794
Total liabilities	6,389	2,330
Canada | Corporate
Statement [Line Items]
PP&E assets (including mineral properties	319	402
E&E assets	0	0
Total mining assets	319	402
Total assets	88,465	17,009
Total liabilities	$ 10,022	$ 413